LOANS RECEIVABLE, Loans Classified as TDRs Segregation by Class (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract	Jul. 02, 2013
Troubled Debt Restructuring Segregated by Class [Abstract]
Financing Receivable, Modifications, Number of Contracts	0	2
Pre-Modification Outstanding Recorded Investment	$ 0	$ 950,000
Post Modification Outstanding Recorded Investment	0	923,000
Financing Receivable Subsequent Default Number Of Contracts	1
Financing Receivable Subsequent Default Recorded Investment	337,000
Loans Receivable, Troubled Debt Restructuring, Allowance for Credit Losses Charge off		40,000
Concentration of loans threshold percentage (in hundredths)	10.00%	10.00%
Aggregate dollar amount of loans with related parties	210,000	125,000
Acquired loans to related parties	188,000
Principal repayments from related parties	103,000
Unused lines of credit available	360,000	360,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Accretable discount	154,000	0
Changes in the amortizable yield for purchased credit-impaired loans [Abstract]
Balance at beginning of period	0
Acquisition of impaired loans	198,000
Accretion	(44,000)
Balance at end of period	154,000	0
Loans acquired and accounted for in accordance with ASC 310-30 [Abstract]
Outstanding balance	1,508,000		1,958,000
Carrying amount	444,000		797,000
Roebling Financial Corp, Inc. [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Unpaid principal balance			1,320,000
Interest			638,000
Contractual cash flows			1,958,000
Non-accretable discount			(963,000)
Expected cash flows at acquisition			995,000
Accretable discount			(198,000)
Total			797,000
Changes in the amortizable yield for purchased credit-impaired loans [Abstract]
Balance at beginning of period			(198,000)
Balance at end of period			(198,000)
Residential mortgages [Member]
Troubled Debt Restructuring Segregated by Class [Abstract]
Financing Receivable, Modifications, Number of Contracts	0	2
Pre-Modification Outstanding Recorded Investment	0	950,000
Post Modification Outstanding Recorded Investment	0	923,000
Financing Receivable Subsequent Default Number Of Contracts	1
Financing Receivable Subsequent Default Recorded Investment	337,000
Loans acquired and accounted for in accordance with ASC 310-30 [Abstract]
Carrying amount	$ 22,000